Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 0	SFr 629	SFr 6
Realized gains	0	42	0
Bank
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	0	629	SFr 6
Realized gains	SFr 0	SFr 42